Note 8 - Financial Expenses (Tables)	6 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Disclosure of total financial expenses [text block]
	Three-months ended June 30,		Six-months ended June 30,
	2018	2017	2018	2017

Transaction costs – embedded derivatives	$-	$-	$-	$35,175
Accretion – preferred shares	-	1,097,699	-	2,085,737
Loss on re-measurement at fair value – embedded derivatives	-	13,578,536	-	48,895,585
Bank charges and other interest	4,567	5,658	8,843	7,834
Foreign exchange losses (gains)	22,932	(4,195)	58,922	451
Total financial expenses	$27,499	$14,677,698	$67,765	$51,024,782